Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,093,816	$ 1,258,139
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	357,197	259,833
Fair value of securities held-to-maturity	363,779	256,672
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	120,000
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	$ 119,499
Available for Sale Securities Debt Maturities next twelve months Weighted Avg Yield	1.14%
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due one through five years	$ 125,000
Total	245,000
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due one through five years	123,221
Estimated Fair Value	$ 242,720	267,533
Available for Sale Securities Weighted Avg Yield	1.22%
Available for Sale Securities Debt Maturities After One Through Five Years Weighted Avg Yield	1.29%
Obligations of States and Political Subdivisions
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 2,454
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	$ 2,462
held to maturity securities weighted avg yield yrs 5-10	3.61%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 297,958
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	303,812
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	300,412	188,622
Fair value of securities held-to-maturity	$ 306,274	184,451
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held to Maturity Securities weighted avg yield	4.46%
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Total	$ 852,645
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 849,161	987,172
Available for Sale Securities Weighted Avg Yield	2.09%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 56,785	71,211
Fair value of securities held-to-maturity	$ 57,505	$ 72,221
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held to Maturity Securities weighted avg yield	3.16%